REAL ESTATE ASSETS (Property Acquisition - Narrative) (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) Property	Jun. 30, 2019 USD ($) Property	Dec. 31, 2019 USD ($) Property	Dec. 31, 2018 USD ($) Property	Dec. 31, 2017 USD ($) Property
Real Estate [Line Items]
Real estate investment property, at cost	$ 3,062,583		$ 3,062,583		$ 2,843,438	$ 4,998,909	$ 251,999
Real estate investments, asset acquisition costs capitalized							6,100
Purchase price of asset acquisitions							$ 307,385
Voting interest acquired (percent)							100.00%
Aggregate purchase price							$ 55,386
Revenue of acquiree since acquisition date							5,100
Net income (loss) of acquiree							708
Transaction-related	330	$ 1,517	582	$ 1,708	$ 2,278	$ 2,601	$ 1,599
Number of properties acquired | Property				0
2020 Asset Acquisitions
Real Estate [Line Items]
Real estate investment property, at cost	$ 4,659		4,659
Acquisition related costs			$ 42
Commercial property
Real Estate [Line Items]
Number of properties acquired | Property			1
Wholly Owned Properties
Real Estate [Line Items]
Percent of assets acquired					100.00%	100.00%	100.00%
Number of properties acquired through asset acquisitions | Property					1	1	38
Real estate investment property, at cost					$ 6,165	$ 11,905	$ 251,999
Real estate investments, asset acquisition costs capitalized					$ 165	$ 277
2017 Acquisitions
Real Estate [Line Items]
Number of properties acquired through asset acquisitions | Property							38
Number of business acquisition and asset acquisition, properties acquired | Property							42
Purchase price of asset acquisitions							$ 307,400
Number of businesses acquired | Property							4
Transaction-related							$ 1,300